Note 12 - Equity	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Shareholders' Equity and Share-based Payments [Text Block]
Note 12 — Equity

Preferred Stock

At the Annual Meeting of Stockholders of the Company on June 30, 2015, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to authorize a class of preferred stock, consisting of 20,000,000 authorized shares, which may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by the Company’s board of directors. No shares of preferred stock were issued as of June 30, 2016 or 2015.

Common Stock

In April 2015, the Company received approximately $12 million of proceeds from the sale of 12 million shares of the Company’s common stock in a registered direct offering.

In July 2015, the Company received proceeds of $1 million in connection with a warrant holder’s offer to amend and exercise his warrants. The warrant holder elected to exercise a total of 1 million shares of his warrant with exercise price of $2.16 per share at a reduced exercise price of $1.00 per share, providing a total of $1 million in gross proceeds to the Company.

On May 13, 2016, we entered into an At The Market Offering Agreement (the “Offering Agreement”) with T.R. Winston & Company (“T.R. Winston”) to sell, from time to time, shares of our common stock having an aggregate sales price of up to $20.0 million through an “at the marketing offering” program under which T.R. Winston would act as sales agent, which we refer to as the ATM Offering. The shares that may be sold under the Offering Agreement, if any, would be issued and sold pursuant to the Company’s $75.0 million universal shelf registration statement on Form S-3 that was declared effective by the Securities and Exchange Commission on April 21, 2016. Through September 9, 2016, we have not sold any shares of our common stock in the ATM Offering. We have no obligation to sell any of our common stock under the Offering Agreement.

Stock-Based Awards

As of June 30, 2016, the Company has outstanding stock option and restricted stock awards granted under the Company’s 2015 Long Term Incentive Plan (the “2015 Incentive Plan”) and Amended and Restated 2005 Incentive Plan (the “2005 Incentive Plan”), under which the Company’s stockholders have authorized a total of 21,000,000 shares of common stock for awards under the 2015 and 2005 Incentive Plan. The 2005 Incentive Plan expired as of November 7, 2015 and no future awards will be made thereunder. As of June 30, 2016, there were 7.3 million shares authorized for future issuance pursuant to the 2015 Incentive Plan. Under the 2015 Incentive Plan, the Company may grant incentive and non-qualified stock options, stock appreciation rights, restricted stock units and other stock-based awards to officers, directors, employees and non-employees. Stock option awards generally vest ratably over a one to four year period and expire ten years after the date of grant.

Since the inception of the 2015 Incentive Plan, the Company authorized the issuance of 283,392 shares of restricted stock under the 2015 Incentive Plan to certain Company employees, of which 68,564 shares vested immediately, and the remaining 214,828 shares vest over a four years period. The fair value of the restricted stock was based on the market value as of the date of the awards.

On April 1, 2016, the Company authorized the issuance of 80,357 shares of restricted stock under the 2015 Incentive Plan to ILL-Sino Development (“ILL-Sino”) according to the term of Amended and Restated Consulting Service Agreement dated April 1, 2014 between the Company and ILL-Sino. The fair value of the restricted stock was approximately $0.1 million based on the market value as of the date of the awards.

On October 8, 2015, the Company authorized the issuance of 46,875 shares of the restricted stock under the 2005 Incentive Plan to certain Company employees, the restricted stock vested immediately and the fair value of the restricted stock was based on the market value as of the date of the awards.

Restricted stock activity during the year ended June 30, 2016 under the 2015 Incentive Plan and 2005 Incentive Plan was as follows:

	Total Plans	2015 Incentive Plan	2005 Incentive Plan

Unvested restricted shares outstanding at June 30, 2015	—	—	—
Granted	410,624	363,749	46,875
Vested	(135,528)	(88,653)	(46,875)
Unvested shares outstanding at June 30, 2016	275,096	275,096	—

Assumptions

The fair values for the stock options granted during the years ended June 30, 2016 and 2015 were estimated at the date of grant using a Black-Scholes-Morton option-pricing model with the following weighted-average assumptions.

	Year Ended June 30,
	2016	2015
Risk-free rate of return	1.45%	1.65%
Expected life of award (years)	5.2	5.2
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	90%	86%
Weighted-average grant date fair value	$0.62	$0.60

The expected volatility of stock assumption was derived by referring to changes in the historical volatility of the company. We used the “simplified” method for “plain vanilla” options to estimate the expected term of options granted during the years ended June 30, 2016 and 2015.

Stock option activity during the two years ended June 30, 2016 were as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at June 30, 2014	7,702,550	$1.07
Granted	1,966,025	0.88
Exercised	(343,250)	0.65
Cancelled/forfeited	(22,500)	1.82
Outstanding at June 30, 2015	9,302,825	1.04	6.5	$4.6
Granted	1,310,036	0.88
Exercised	(372,414)	0.75
Cancelled/forfeited	(25,000)	1.28
Outstanding at June 30, 2016	10,215,447	1.03	5.9	$1.9
Exercisable at June 30, 2016	9,216,329	1.05	5.6	$1.7

The following table summarizes information with respect to stock options outstanding and exercisable at June 30, 2016:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Term (Years)	Weighted Average Exercise Price	Number Exercisable
$0.43 to $0.66	2,697,659	2.7	$0.64	2,697,659
$0.67 to $1.00	3,771,381	7.8	0.85	2,869,763
$1.01 to $2.00	3,346,407	6.6	1.30	3,248,907
$2.01 to $4.00	400,000	4.8	3.25	400,000
Total	10,215,447			9,216,329

In July 2015, the Company modified the exercise price of certain warrants to purchase one million shares of common stock from $2.16 to $1.00 per share, which were immediately exercised by the warrant holder. Concurrent with modification, the Company granted the warrant holder replacement warrants to purchase 1 million common shares at $2.16 per share. The incremental fair value of the modified warrants was approximately $0.2 million and the fair value of the replacement warrants was approximately $0.4 million. The Company recognized $0.6 million of stock based expense related to the modification and issuance of the replacement warrants.

The incremental fair value for the modified warrant issued in July 2015 was based on the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before it was modified. The following is the weighted average of the assumptions used in calculating the fair value of the warrants modified in July 2015 using the Black-Scholes-Morton method:

Risk-free rate of return	0.68%
Expected life of award (years)	2.17
Expected dividend yield	0.00%
Expected volatility of stock	93%
Weighted-average grant date fair value	$0.65

In November 2015, the Company issued an anniversary warrant to Market Development Consulting Group, Inc. (“MDC”), the Company’s investor relations advisor, to acquire 915,073 shares of the Company’s common stock at an exercise price of $0.95 per share according to the term of the consulting agreement dated November 1, 2013 between the Company and MDC. The fair value of this anniversary warrant was estimated to be approximately $0.7 million.

In April 2015, the Company issued a warrant to ILL-Sino Development (“ILL-Sino”) to acquire 100,536 shares of the Company’s common stock at an exercise price of $1.04 per share according to the term of Amended and Restated Consulting Service Agreement dated April 1, 2014 between the Company and ILL-Sino. The warrant will vest 25,134 shares on each quarter over a year. The fair value of this warrant was estimated to be approximately $90,000.

In May 2015, the Company entered into an Advisory Agreement (the “TRW Agreement”) with T. R. Winston & Company, LLC (“TRW”) for financial, strategic, regulatory and policy related advisory services. In consideration for such services, the Company issued a warrant to TRW to acquire 1,500,000 shares of the Company’s common stock at an exercise price of $2.16 per share. The warrant will vest 375,000 shares on each six month anniversary of the agreement through its expiration date of May 8, 2017. The fair value of this warrant was estimated to be approximately $1.5 million.

The fair values of the warrants issued were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the year ended June 30, 2016 and 2015:

	Year Ended June 30 ,
	2016	2015
Risk-free rate of return	1.41%	1.80%
Expected life of award (years)	5.91	6.85
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	92%	92%
Weighted-average grant date fair value	$0.60	$0.99

Stock warrants activity during the two years ended June 30, 2016 were as follows:

	Number of Stock Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2014	6,616,672	$1.88
Granted	2,383,087	1.73
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding at June 30, 2015	8,999,759	1.84
Granted	1,915,073	1.58
Exercised	(1,000,000)	1.00
Cancelled/forfeited	—	—
Outstanding at June 30, 2016	9,914,832	1.76
Exercisable at June 30, 2016	9,539,832	1.74

The Company recognizes the stock-based expense related to the 2015 Incentive Plan awards and warrants over the requisite service period. The following table presents stock based expense attributable to stock option awards issued under the 2015 Incentive Plan and attributable to warrants issued to consulting firms (in thousands):

	Year Ended June 30,
	2016	2015
Incentive Plans	$1,048	$1,244
Warrants	2,269	1,342
Total stock-based expense	$3,317	$2,586

As of June 30, 2016, approximately $0.5 million of estimated expense with respect to non-vested stock option awards has yet to be recognized and will be recognized in expense over the remaining weighted average period of approximately 1.3 years. As of June 30, 2016, approximately $0.1 million of estimated expense with respect to non-vested warrants has yet to be recognized and will be recognized in expense over the remaining weighted average period of approximately six months.